Royce Select Fund I

The Royce Fund

Supplement to the Prospectus Dated May 1, 2012

Royce Select Fund I

Royce Select Fund II

Royce Global Select Long/Short Fund

Royce Enterprise Select Fund

Royce Opportunity Select Fund

Effective January 18, 2013, the following changes are made to the prospectuses for Royce Select Fund I, Royce Select Fund II, Royce Global Select Long/Short Fund, Royce Enterprise Select Fund and Royce Opportunity Select Fund:

Fees and Expenses of the Fund

The shareholder fee table is replaced with the following:

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	0.00%
Maximum deferred sales charge	0.00%
Maximum sales charge (load) imposed on reinvested dividends	0.00%
Redemption fee (as a percentage of amount redeemed on shares held for less than 180 days)	1.00%

How to Purchase and Sell Fund Shares

The How to Purchase and Sell Fund Shares section is replaced in its entirety with the following:

How to Purchase and Sell Fund Shares

Minimum investments for shares of the Fund’s Investment

Class purchased directly from The Royce Fund:

Account Type                                                                           Minimum

Minimum initial investment	$2,000
Minimum subsequent investment	$100

   You may sell shares in your account at any time and make requests

By telephone and by mail.

Purchase Investment and Service Class Shares (Excluding  Royce Select Funds)

The words “(Excluding Royce Select Funds)” are hereby deleted.

The underlined language is hereby added to the following heading:

Each Fund’s Service Class, and Investment classes of Royce Pennsylvania Mutual Fund, Total Return, Premier, Special Equity, Opportunity, Micro-Cap and Select Funds:

Purchasing Royce Select Fund Shares

The above-referenced section is hereby deleted.

Early Redemption Fee

All references in this section explicitly naming Royce Select Funds are hereby deleted.

January 25, 2013

RSF-SUPP-0113

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Royce Select Fund I Investment Class
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fee (as a percentage of amount redeemed on shares held for less than 180 days)	1.00%

Royce Select Fund II

The Royce Fund

Supplement to the Prospectus Dated May 1, 2012

Royce Select Fund I

Royce Select Fund II

Royce Global Select Long/Short Fund

Royce Enterprise Select Fund

Royce Opportunity Select Fund

Effective January 18, 2013, the following changes are made to the prospectuses for Royce Select Fund I, Royce Select Fund II, Royce Global Select Long/Short Fund, Royce Enterprise Select Fund and Royce Opportunity Select Fund:

Fees and Expenses of the Fund

The shareholder fee table is replaced with the following:

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	0.00%
Maximum deferred sales charge	0.00%
Maximum sales charge (load) imposed on reinvested dividends	0.00%
Redemption fee (as a percentage of amount redeemed on shares held for less than 180 days)	1.00%

How to Purchase and Sell Fund Shares

The How to Purchase and Sell Fund Shares section is replaced in its entirety with the following:

How to Purchase and Sell Fund Shares

Minimum investments for shares of the Fund’s Investment

Class purchased directly from The Royce Fund:

Account Type                                                                           Minimum

Minimum initial investment	$2,000
Minimum subsequent investment	$100

   You may sell shares in your account at any time and make requests

By telephone and by mail.

Purchase Investment and Service Class Shares (Excluding  Royce Select Funds)

The words “(Excluding Royce Select Funds)” are hereby deleted.

The underlined language is hereby added to the following heading:

Each Fund’s Service Class, and Investment classes of Royce Pennsylvania Mutual Fund, Total Return, Premier, Special Equity, Opportunity, Micro-Cap and Select Funds:

Purchasing Royce Select Fund Shares

The above-referenced section is hereby deleted.

Early Redemption Fee

All references in this section explicitly naming Royce Select Funds are hereby deleted.

January 25, 2013

RSF-SUPP-0113

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Royce Select Fund II Investment Class
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fee (as a percentage of amount redeemed on shares held for less than 180 days)	1.00%

Royce Global Select Long/Short Fund

The Royce Fund

Supplement to the Prospectus Dated May 1, 2012

Royce Select Fund I

Royce Select Fund II

Royce Global Select Long/Short Fund

Royce Enterprise Select Fund

Royce Opportunity Select Fund

Effective January 18, 2013, the following changes are made to the prospectuses for Royce Select Fund I, Royce Select Fund II, Royce Global Select Long/Short Fund, Royce Enterprise Select Fund and Royce Opportunity Select Fund:

Fees and Expenses of the Fund

The shareholder fee table is replaced with the following:

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	0.00%
Maximum deferred sales charge	0.00%
Maximum sales charge (load) imposed on reinvested dividends	0.00%
Redemption fee (as a percentage of amount redeemed on shares held for less than 180 days)	1.00%

How to Purchase and Sell Fund Shares

The How to Purchase and Sell Fund Shares section is replaced in its entirety with the following:

How to Purchase and Sell Fund Shares

Minimum investments for shares of the Fund’s Investment

Class purchased directly from The Royce Fund:

Account Type                                                                           Minimum

Minimum initial investment	$2,000
Minimum subsequent investment	$100

   You may sell shares in your account at any time and make requests

By telephone and by mail.

Purchase Investment and Service Class Shares (Excluding  Royce Select Funds)

The words “(Excluding Royce Select Funds)” are hereby deleted.

The underlined language is hereby added to the following heading:

Each Fund’s Service Class, and Investment classes of Royce Pennsylvania Mutual Fund, Total Return, Premier, Special Equity, Opportunity, Micro-Cap and Select Funds:

Purchasing Royce Select Fund Shares

The above-referenced section is hereby deleted.

Early Redemption Fee

All references in this section explicitly naming Royce Select Funds are hereby deleted.

January 25, 2013

RSF-SUPP-0113

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Royce Global Select Long/Short Fund Investment Class
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fee (as a percentage of amount redeemed on shares held for less than 180 days)	1.00%

Royce Enterprise Select Fund

The Royce Fund

Supplement to the Prospectus Dated May 1, 2012

Royce Select Fund I

Royce Select Fund II

Royce Global Select Long/Short Fund

Royce Enterprise Select Fund

Royce Opportunity Select Fund

Effective January 18, 2013, the following changes are made to the prospectuses for Royce Select Fund I, Royce Select Fund II, Royce Global Select Long/Short Fund, Royce Enterprise Select Fund and Royce Opportunity Select Fund:

Fees and Expenses of the Fund

The shareholder fee table is replaced with the following:

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	0.00%
Maximum deferred sales charge	0.00%
Maximum sales charge (load) imposed on reinvested dividends	0.00%
Redemption fee (as a percentage of amount redeemed on shares held for less than 180 days)	1.00%

How to Purchase and Sell Fund Shares

The How to Purchase and Sell Fund Shares section is replaced in its entirety with the following:

How to Purchase and Sell Fund Shares

Minimum investments for shares of the Fund’s Investment

Class purchased directly from The Royce Fund:

Account Type                                                                           Minimum

Minimum initial investment	$2,000
Minimum subsequent investment	$100

   You may sell shares in your account at any time and make requests

By telephone and by mail.

Purchase Investment and Service Class Shares (Excluding  Royce Select Funds)

The words “(Excluding Royce Select Funds)” are hereby deleted.

The underlined language is hereby added to the following heading:

Each Fund’s Service Class, and Investment classes of Royce Pennsylvania Mutual Fund, Total Return, Premier, Special Equity, Opportunity, Micro-Cap and Select Funds:

Purchasing Royce Select Fund Shares

The above-referenced section is hereby deleted.

Early Redemption Fee

All references in this section explicitly naming Royce Select Funds are hereby deleted.

January 25, 2013

RSF-SUPP-0113

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Royce Enterprise Select Fund Investment Class
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fee (as a percentage of amount redeemed on shares held for less than 180 days)	1.00%

Royce Opportunity Select Fund

The Royce Fund

Supplement to the Prospectus Dated May 1, 2012

Royce Select Fund I

Royce Select Fund II

Royce Global Select Long/Short Fund

Royce Enterprise Select Fund

Royce Opportunity Select Fund

Effective January 18, 2013, the following changes are made to the prospectuses for Royce Select Fund I, Royce Select Fund II, Royce Global Select Long/Short Fund, Royce Enterprise Select Fund and Royce Opportunity Select Fund:

Fees and Expenses of the Fund

The shareholder fee table is replaced with the following:

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	0.00%
Maximum deferred sales charge	0.00%
Maximum sales charge (load) imposed on reinvested dividends	0.00%
Redemption fee (as a percentage of amount redeemed on shares held for less than 180 days)	1.00%

How to Purchase and Sell Fund Shares

The How to Purchase and Sell Fund Shares section is replaced in its entirety with the following:

How to Purchase and Sell Fund Shares

Minimum investments for shares of the Fund’s Investment

Class purchased directly from The Royce Fund:

Account Type                                                                           Minimum

Minimum initial investment	$2,000
Minimum subsequent investment	$100

   You may sell shares in your account at any time and make requests

By telephone and by mail.

Purchase Investment and Service Class Shares (Excluding  Royce Select Funds)

The words “(Excluding Royce Select Funds)” are hereby deleted.

The underlined language is hereby added to the following heading:

Each Fund’s Service Class, and Investment classes of Royce Pennsylvania Mutual Fund, Total Return, Premier, Special Equity, Opportunity, Micro-Cap and Select Funds:

Purchasing Royce Select Fund Shares

The above-referenced section is hereby deleted.

Early Redemption Fee

All references in this section explicitly naming Royce Select Funds are hereby deleted.

January 25, 2013

RSF-SUPP-0113

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Royce Opportunity Select Fund Investment Class
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fee (as a percentage of amount redeemed on shares held for less than 180 days)	1.00%

Royce Select Fund I

The Royce Fund

Supplement to the Prospectus Dated May 1, 2012

Royce Select Fund I

Royce Select Fund II

Royce Global Select Long/Short Fund

Royce Enterprise Select Fund

Royce Opportunity Select Fund

Effective January 18, 2013, the following changes are made to the prospectuses for Royce Select Fund I, Royce Select Fund II, Royce Global Select Long/Short Fund, Royce Enterprise Select Fund and Royce Opportunity Select Fund:

Fees and Expenses of the Fund

The shareholder fee table is replaced with the following:

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	0.00%
Maximum deferred sales charge	0.00%
Maximum sales charge (load) imposed on reinvested dividends	0.00%
Redemption fee (as a percentage of amount redeemed on shares held for less than 180 days)	1.00%

How to Purchase and Sell Fund Shares

The How to Purchase and Sell Fund Shares section is replaced in its entirety with the following:

How to Purchase and Sell Fund Shares

Minimum investments for shares of the Fund’s Investment

Class purchased directly from The Royce Fund:

Account Type                                                                           Minimum

Minimum initial investment	$2,000
Minimum subsequent investment	$100

   You may sell shares in your account at any time and make requests

By telephone and by mail.

Purchase Investment and Service Class Shares (Excluding  Royce Select Funds)

The words “(Excluding Royce Select Funds)” are hereby deleted.

The underlined language is hereby added to the following heading:

Each Fund’s Service Class, and Investment classes of Royce Pennsylvania Mutual Fund, Total Return, Premier, Special Equity, Opportunity, Micro-Cap and Select Funds:

Purchasing Royce Select Fund Shares

The above-referenced section is hereby deleted.

Early Redemption Fee

All references in this section explicitly naming Royce Select Funds are hereby deleted.

January 25, 2013

RSF-SUPP-0113

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Royce Select Fund I Investment Class
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fee (as a percentage of amount redeemed on shares held for less than 180 days)	1.00%

Royce Select Fund II

The Royce Fund

Supplement to the Prospectus Dated May 1, 2012

Royce Select Fund I

Royce Select Fund II

Royce Global Select Long/Short Fund

Royce Enterprise Select Fund

Royce Opportunity Select Fund

Effective January 18, 2013, the following changes are made to the prospectuses for Royce Select Fund I, Royce Select Fund II, Royce Global Select Long/Short Fund, Royce Enterprise Select Fund and Royce Opportunity Select Fund:

Fees and Expenses of the Fund

The shareholder fee table is replaced with the following:

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	0.00%
Maximum deferred sales charge	0.00%
Maximum sales charge (load) imposed on reinvested dividends	0.00%
Redemption fee (as a percentage of amount redeemed on shares held for less than 180 days)	1.00%

How to Purchase and Sell Fund Shares

The How to Purchase and Sell Fund Shares section is replaced in its entirety with the following:

How to Purchase and Sell Fund Shares

Minimum investments for shares of the Fund’s Investment

Class purchased directly from The Royce Fund:

Account Type                                                                           Minimum

Minimum initial investment	$2,000
Minimum subsequent investment	$100

   You may sell shares in your account at any time and make requests

By telephone and by mail.

Purchase Investment and Service Class Shares (Excluding  Royce Select Funds)

The words “(Excluding Royce Select Funds)” are hereby deleted.

The underlined language is hereby added to the following heading:

Each Fund’s Service Class, and Investment classes of Royce Pennsylvania Mutual Fund, Total Return, Premier, Special Equity, Opportunity, Micro-Cap and Select Funds:

Purchasing Royce Select Fund Shares

The above-referenced section is hereby deleted.

Early Redemption Fee

All references in this section explicitly naming Royce Select Funds are hereby deleted.

January 25, 2013

RSF-SUPP-0113

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Royce Select Fund II Investment Class
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fee (as a percentage of amount redeemed on shares held for less than 180 days)	1.00%

Royce Global Select Long/Short Fund

The Royce Fund

Supplement to the Prospectus Dated May 1, 2012

Royce Select Fund I

Royce Select Fund II

Royce Global Select Long/Short Fund

Royce Enterprise Select Fund

Royce Opportunity Select Fund

Effective January 18, 2013, the following changes are made to the prospectuses for Royce Select Fund I, Royce Select Fund II, Royce Global Select Long/Short Fund, Royce Enterprise Select Fund and Royce Opportunity Select Fund:

Fees and Expenses of the Fund

The shareholder fee table is replaced with the following:

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	0.00%
Maximum deferred sales charge	0.00%
Maximum sales charge (load) imposed on reinvested dividends	0.00%
Redemption fee (as a percentage of amount redeemed on shares held for less than 180 days)	1.00%

How to Purchase and Sell Fund Shares

The How to Purchase and Sell Fund Shares section is replaced in its entirety with the following:

How to Purchase and Sell Fund Shares

Minimum investments for shares of the Fund’s Investment

Class purchased directly from The Royce Fund:

Account Type                                                                           Minimum

Minimum initial investment	$2,000
Minimum subsequent investment	$100

   You may sell shares in your account at any time and make requests

By telephone and by mail.

Purchase Investment and Service Class Shares (Excluding  Royce Select Funds)

The words “(Excluding Royce Select Funds)” are hereby deleted.

The underlined language is hereby added to the following heading:

Each Fund’s Service Class, and Investment classes of Royce Pennsylvania Mutual Fund, Total Return, Premier, Special Equity, Opportunity, Micro-Cap and Select Funds:

Purchasing Royce Select Fund Shares

The above-referenced section is hereby deleted.

Early Redemption Fee

All references in this section explicitly naming Royce Select Funds are hereby deleted.

January 25, 2013

RSF-SUPP-0113

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Royce Global Select Long/Short Fund Investment Class
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fee (as a percentage of amount redeemed on shares held for less than 180 days)	1.00%

Royce Enterprise Select Fund

The Royce Fund

Supplement to the Prospectus Dated May 1, 2012

Royce Select Fund I

Royce Select Fund II

Royce Global Select Long/Short Fund

Royce Enterprise Select Fund

Royce Opportunity Select Fund

Effective January 18, 2013, the following changes are made to the prospectuses for Royce Select Fund I, Royce Select Fund II, Royce Global Select Long/Short Fund, Royce Enterprise Select Fund and Royce Opportunity Select Fund:

Fees and Expenses of the Fund

The shareholder fee table is replaced with the following:

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	0.00%
Maximum deferred sales charge	0.00%
Maximum sales charge (load) imposed on reinvested dividends	0.00%
Redemption fee (as a percentage of amount redeemed on shares held for less than 180 days)	1.00%

How to Purchase and Sell Fund Shares

The How to Purchase and Sell Fund Shares section is replaced in its entirety with the following:

How to Purchase and Sell Fund Shares

Minimum investments for shares of the Fund’s Investment

Class purchased directly from The Royce Fund:

Account Type                                                                           Minimum

Minimum initial investment	$2,000
Minimum subsequent investment	$100

   You may sell shares in your account at any time and make requests

By telephone and by mail.

Purchase Investment and Service Class Shares (Excluding  Royce Select Funds)

The words “(Excluding Royce Select Funds)” are hereby deleted.

The underlined language is hereby added to the following heading:

Each Fund’s Service Class, and Investment classes of Royce Pennsylvania Mutual Fund, Total Return, Premier, Special Equity, Opportunity, Micro-Cap and Select Funds:

Purchasing Royce Select Fund Shares

The above-referenced section is hereby deleted.

Early Redemption Fee

All references in this section explicitly naming Royce Select Funds are hereby deleted.

January 25, 2013

RSF-SUPP-0113

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Royce Enterprise Select Fund Investment Class
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fee (as a percentage of amount redeemed on shares held for less than 180 days)	1.00%

Royce Opportunity Select Fund

The Royce Fund

Supplement to the Prospectus Dated May 1, 2012

Royce Select Fund I

Royce Select Fund II

Royce Global Select Long/Short Fund

Royce Enterprise Select Fund

Royce Opportunity Select Fund

Effective January 18, 2013, the following changes are made to the prospectuses for Royce Select Fund I, Royce Select Fund II, Royce Global Select Long/Short Fund, Royce Enterprise Select Fund and Royce Opportunity Select Fund:

Fees and Expenses of the Fund

The shareholder fee table is replaced with the following:

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	0.00%
Maximum deferred sales charge	0.00%
Maximum sales charge (load) imposed on reinvested dividends	0.00%
Redemption fee (as a percentage of amount redeemed on shares held for less than 180 days)	1.00%

How to Purchase and Sell Fund Shares

The How to Purchase and Sell Fund Shares section is replaced in its entirety with the following:

How to Purchase and Sell Fund Shares

Minimum investments for shares of the Fund’s Investment

Class purchased directly from The Royce Fund:

Account Type                                                                           Minimum

Minimum initial investment	$2,000
Minimum subsequent investment	$100

   You may sell shares in your account at any time and make requests

By telephone and by mail.

Purchase Investment and Service Class Shares (Excluding  Royce Select Funds)

The words “(Excluding Royce Select Funds)” are hereby deleted.

The underlined language is hereby added to the following heading:

Each Fund’s Service Class, and Investment classes of Royce Pennsylvania Mutual Fund, Total Return, Premier, Special Equity, Opportunity, Micro-Cap and Select Funds:

Purchasing Royce Select Fund Shares

The above-referenced section is hereby deleted.

Early Redemption Fee

All references in this section explicitly naming Royce Select Funds are hereby deleted.

January 25, 2013

RSF-SUPP-0113

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Royce Opportunity Select Fund Investment Class
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fee (as a percentage of amount redeemed on shares held for less than 180 days)	1.00%

Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2011
Registrant Name	dei_EntityRegistrantName	Royce Fund
Central Index Key	dei_EntityCentralIndexKey	0000709364
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	TRF
Document Creation Date	dei_DocumentCreationDate	Jan 18, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jan 18, 2013
Prospectus Date	rr_ProspectusDate	May 1, 2012
Royce Select Fund I
[RiskReturnAbstract]	rr_RiskReturnAbstract
Supplement [Text Block]	TRF_SupplementTextBlock

The Royce Fund

Supplement to the Prospectus Dated May 1, 2012

Royce Select Fund I

Royce Select Fund II

Royce Global Select Long/Short Fund

Royce Enterprise Select Fund

Royce Opportunity Select Fund

Effective January 18, 2013, the following changes are made to the prospectuses for Royce Select Fund I, Royce Select Fund II, Royce Global Select Long/Short Fund, Royce Enterprise Select Fund and Royce Opportunity Select Fund:

Fees and Expenses of the Fund

The shareholder fee table is replaced with the following:

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	0.00%
Maximum deferred sales charge	0.00%
Maximum sales charge (load) imposed on reinvested dividends	0.00%
Redemption fee (as a percentage of amount redeemed on shares held for less than 180 days)	1.00%

How to Purchase and Sell Fund Shares

The How to Purchase and Sell Fund Shares section is replaced in its entirety with the following:

How to Purchase and Sell Fund Shares

Minimum investments for shares of the Fund’s Investment

Class purchased directly from The Royce Fund:

Account Type                                                                           Minimum

Minimum initial investment	$2,000
Minimum subsequent investment	$100

   You may sell shares in your account at any time and make requests

By telephone and by mail.

Purchase Investment and Service Class Shares (Excluding  Royce Select Funds)

The words “(Excluding Royce Select Funds)” are hereby deleted.

The underlined language is hereby added to the following heading:

Each Fund’s Service Class, and Investment classes of Royce Pennsylvania Mutual Fund, Total Return, Premier, Special Equity, Opportunity, Micro-Cap and Select Funds:

Purchasing Royce Select Fund Shares

The above-referenced section is hereby deleted.

Early Redemption Fee

All references in this section explicitly naming Royce Select Funds are hereby deleted.

January 25, 2013

RSF-SUPP-0113

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Royce Select Fund I | Investment Class
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee (as a percentage of amount redeemed on shares held for less than 180 days)	rr_RedemptionFeeOverRedemption	(1.00%)
Royce Select Fund II
[RiskReturnAbstract]	rr_RiskReturnAbstract
Supplement [Text Block]	TRF_SupplementTextBlock

The Royce Fund

Supplement to the Prospectus Dated May 1, 2012

Royce Select Fund I

Royce Select Fund II

Royce Global Select Long/Short Fund

Royce Enterprise Select Fund

Royce Opportunity Select Fund

Effective January 18, 2013, the following changes are made to the prospectuses for Royce Select Fund I, Royce Select Fund II, Royce Global Select Long/Short Fund, Royce Enterprise Select Fund and Royce Opportunity Select Fund:

Fees and Expenses of the Fund

The shareholder fee table is replaced with the following:

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	0.00%
Maximum deferred sales charge	0.00%
Maximum sales charge (load) imposed on reinvested dividends	0.00%
Redemption fee (as a percentage of amount redeemed on shares held for less than 180 days)	1.00%

How to Purchase and Sell Fund Shares

The How to Purchase and Sell Fund Shares section is replaced in its entirety with the following:

How to Purchase and Sell Fund Shares

Minimum investments for shares of the Fund’s Investment

Class purchased directly from The Royce Fund:

Account Type                                                                           Minimum

Minimum initial investment	$2,000
Minimum subsequent investment	$100

   You may sell shares in your account at any time and make requests

By telephone and by mail.

Purchase Investment and Service Class Shares (Excluding  Royce Select Funds)

The words “(Excluding Royce Select Funds)” are hereby deleted.

The underlined language is hereby added to the following heading:

Each Fund’s Service Class, and Investment classes of Royce Pennsylvania Mutual Fund, Total Return, Premier, Special Equity, Opportunity, Micro-Cap and Select Funds:

Purchasing Royce Select Fund Shares

The above-referenced section is hereby deleted.

Early Redemption Fee

All references in this section explicitly naming Royce Select Funds are hereby deleted.

January 25, 2013

RSF-SUPP-0113

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Royce Select Fund II | Investment Class
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee (as a percentage of amount redeemed on shares held for less than 180 days)	rr_RedemptionFeeOverRedemption	(1.00%)
Royce Global Select Long/Short Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Supplement [Text Block]	TRF_SupplementTextBlock

The Royce Fund

Supplement to the Prospectus Dated May 1, 2012

Royce Select Fund I

Royce Select Fund II

Royce Global Select Long/Short Fund

Royce Enterprise Select Fund

Royce Opportunity Select Fund

Effective January 18, 2013, the following changes are made to the prospectuses for Royce Select Fund I, Royce Select Fund II, Royce Global Select Long/Short Fund, Royce Enterprise Select Fund and Royce Opportunity Select Fund:

Fees and Expenses of the Fund

The shareholder fee table is replaced with the following:

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	0.00%
Maximum deferred sales charge	0.00%
Maximum sales charge (load) imposed on reinvested dividends	0.00%
Redemption fee (as a percentage of amount redeemed on shares held for less than 180 days)	1.00%

How to Purchase and Sell Fund Shares

The How to Purchase and Sell Fund Shares section is replaced in its entirety with the following:

How to Purchase and Sell Fund Shares

Minimum investments for shares of the Fund’s Investment

Class purchased directly from The Royce Fund:

Account Type                                                                           Minimum

Minimum initial investment	$2,000
Minimum subsequent investment	$100

   You may sell shares in your account at any time and make requests

By telephone and by mail.

Purchase Investment and Service Class Shares (Excluding  Royce Select Funds)

The words “(Excluding Royce Select Funds)” are hereby deleted.

The underlined language is hereby added to the following heading:

Each Fund’s Service Class, and Investment classes of Royce Pennsylvania Mutual Fund, Total Return, Premier, Special Equity, Opportunity, Micro-Cap and Select Funds:

Purchasing Royce Select Fund Shares

The above-referenced section is hereby deleted.

Early Redemption Fee

All references in this section explicitly naming Royce Select Funds are hereby deleted.

January 25, 2013

RSF-SUPP-0113

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Royce Global Select Long/Short Fund | Investment Class
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee (as a percentage of amount redeemed on shares held for less than 180 days)	rr_RedemptionFeeOverRedemption	(1.00%)
Royce Enterprise Select Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Supplement [Text Block]	TRF_SupplementTextBlock

The Royce Fund

Supplement to the Prospectus Dated May 1, 2012

Royce Select Fund I

Royce Select Fund II

Royce Global Select Long/Short Fund

Royce Enterprise Select Fund

Royce Opportunity Select Fund

Effective January 18, 2013, the following changes are made to the prospectuses for Royce Select Fund I, Royce Select Fund II, Royce Global Select Long/Short Fund, Royce Enterprise Select Fund and Royce Opportunity Select Fund:

Fees and Expenses of the Fund

The shareholder fee table is replaced with the following:

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	0.00%
Maximum deferred sales charge	0.00%
Maximum sales charge (load) imposed on reinvested dividends	0.00%
Redemption fee (as a percentage of amount redeemed on shares held for less than 180 days)	1.00%

How to Purchase and Sell Fund Shares

The How to Purchase and Sell Fund Shares section is replaced in its entirety with the following:

How to Purchase and Sell Fund Shares

Minimum investments for shares of the Fund’s Investment

Class purchased directly from The Royce Fund:

Account Type                                                                           Minimum

Minimum initial investment	$2,000
Minimum subsequent investment	$100

   You may sell shares in your account at any time and make requests

By telephone and by mail.

Purchase Investment and Service Class Shares (Excluding  Royce Select Funds)

The words “(Excluding Royce Select Funds)” are hereby deleted.

The underlined language is hereby added to the following heading:

Each Fund’s Service Class, and Investment classes of Royce Pennsylvania Mutual Fund, Total Return, Premier, Special Equity, Opportunity, Micro-Cap and Select Funds:

Purchasing Royce Select Fund Shares

The above-referenced section is hereby deleted.

Early Redemption Fee

All references in this section explicitly naming Royce Select Funds are hereby deleted.

January 25, 2013

RSF-SUPP-0113

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Royce Enterprise Select Fund | Investment Class
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee (as a percentage of amount redeemed on shares held for less than 180 days)	rr_RedemptionFeeOverRedemption	(1.00%)
Royce Opportunity Select Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Supplement [Text Block]	TRF_SupplementTextBlock

The Royce Fund

Supplement to the Prospectus Dated May 1, 2012

Royce Select Fund I

Royce Select Fund II

Royce Global Select Long/Short Fund

Royce Enterprise Select Fund

Royce Opportunity Select Fund

Effective January 18, 2013, the following changes are made to the prospectuses for Royce Select Fund I, Royce Select Fund II, Royce Global Select Long/Short Fund, Royce Enterprise Select Fund and Royce Opportunity Select Fund:

Fees and Expenses of the Fund

The shareholder fee table is replaced with the following:

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	0.00%
Maximum deferred sales charge	0.00%
Maximum sales charge (load) imposed on reinvested dividends	0.00%
Redemption fee (as a percentage of amount redeemed on shares held for less than 180 days)	1.00%

How to Purchase and Sell Fund Shares

The How to Purchase and Sell Fund Shares section is replaced in its entirety with the following:

How to Purchase and Sell Fund Shares

Minimum investments for shares of the Fund’s Investment

Class purchased directly from The Royce Fund:

Account Type                                                                           Minimum

Minimum initial investment	$2,000
Minimum subsequent investment	$100

   You may sell shares in your account at any time and make requests

By telephone and by mail.

Purchase Investment and Service Class Shares (Excluding  Royce Select Funds)

The words “(Excluding Royce Select Funds)” are hereby deleted.

The underlined language is hereby added to the following heading:

Each Fund’s Service Class, and Investment classes of Royce Pennsylvania Mutual Fund, Total Return, Premier, Special Equity, Opportunity, Micro-Cap and Select Funds:

Purchasing Royce Select Fund Shares

The above-referenced section is hereby deleted.

Early Redemption Fee

All references in this section explicitly naming Royce Select Funds are hereby deleted.

January 25, 2013

RSF-SUPP-0113

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Royce Opportunity Select Fund | Investment Class
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee (as a percentage of amount redeemed on shares held for less than 180 days)	rr_RedemptionFeeOverRedemption	(1.00%)